Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,000
Previously Paid Amount	0.00
Total Fee Amount	6.12
Total Offset Amount	0.00
Net Fee	6.12
Narrative - Max Aggregate Offering Price	$ 40,000
Final Prospectus	true